Share Purchase Warrants and Stock Options - Schedule of Activity of Stock Options (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Schedule of Activity of Stock Options [Abstract]
Number of stock options, Issued | shares	93,917
Weighted average exercise price, Issued | $ / shares	$ 11.51
Number of stock options, Exercised | shares
Weighted average exercise price, Exercised | $ / shares
Number of stock options, Canceled/expired/forfeited | shares	(81,387)
Weighted average exercise price, Canceled/expired/forfeited | $ / shares	$ 35.26
Number of stock options, Beginning Balance | shares	118,588	106,058
Weighted average exercise price, Beginning Balance | $ / shares	$ 24.33	$ 45
Intrinsic value, Beginning Balance | $	$ 81,770
Number of stock options, Exercisable | shares	92,738	111,861
Weighted average exercise price, Exercisable | $ / shares	$ 27.5
Intrinsic value, Exercisable | $	$ 58,915